Exhibit 99.8

Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors
1450001926	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Choose Insurance Provider
1450001924	1
1450001921	2	[2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application
1450001925	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
1450001922	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure Statement
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $218.37 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
1450001927	3	[3] HUD1 Incomplete [2] State - Missing MD Mandatory Arbitration Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Written Acknowledgement of Delivery of the Note	Final HUD not signed by the borrower	NO
1450001923	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing

Unique Loan ID	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
1450001926		RB	B	B	B
1450001924		RA	A	A	A
1450001921		RB	B	B	B
1450001925		RA	A	A	A
1450001922	TILA SOL Expired	RB	B	B	B
1450001927	TNR Testing Not Required	RD	D	D	D
1450001923		RB	B	B	B